Variable Interest Entities - Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Interest expense	$ 4,429	$ 5,666	$ 9,817	$ 10,321	$ 21,183	$ 22,223
Depreciation and amortization	5,770	6,682	12,021	13,173	25,709	26,982
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Interest expense					1,981	2,147
Interest expense	506	497	981	1,009
Depreciation and amortization	$ 920	$ 1,751	$ 2,000	$ 3,503	$ 6,049	$ 7,519